DIMENSIONAL INVESTMENT GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2022
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (8.4%)
	Activision Blizzard, Inc.	237,012	$18,949,109
*	Alphabet, Inc., Class A	1,825,309	212,319,943
*	Alphabet, Inc., Class C	1,673,716	195,222,234
	AT&T, Inc.	2,176,951	40,883,140
*	Charter Communications, Inc., Class A	35,082	15,158,932
	Comcast Corp., Class A	1,358,887	50,985,440
#*	DISH Network Corp., Class A	74,436	1,292,953
	Electronic Arts, Inc.	85,084	11,165,573
*	Facebook, Inc., Class A	696,264	110,775,603
	Fox Corp., Class A	92,947	3,077,475
	Fox Corp., Class B	40,803	1,260,813
	Interpublic Group of Cos., Inc.	116,205	3,471,043
#*	Live Nation Entertainment, Inc.	41,604	3,910,360
#	Lumen Technologies, Inc.	281,463	3,065,132
#*	Match Group, Inc.	85,630	6,277,535
*	Netflix, Inc.	134,904	30,339,910
	News Corp., Class A	117,114	2,007,334
	News Corp., Class B	29,957	517,657
	Omnicom Group, Inc.	62,464	4,362,486
#	Paramount Global, Class B	184,459	4,362,455
*	Take-Two Interactive Software, Inc.	48,016	6,373,164
*	T-Mobile U.S., Inc.	179,559	25,687,711
*	Twitter, Inc.	229,817	9,562,685
	Verizon Communications, Inc.	1,276,154	58,945,553
*	Walt Disney Co.	553,686	58,746,085
*	Warner Bros Discovery, Inc.	671,922	10,078,830
TOTAL COMMUNICATION SERVICES			888,799,155
CONSUMER DISCRETIONARY — (11.4%)
	Advance Auto Parts, Inc.	18,196	3,523,109
*	Amazon.com, Inc.	2,654,577	358,235,166
*	Aptiv PLC	81,732	8,572,869
*	AutoZone, Inc.	6,002	12,828,615
	Bath & Body Works, Inc.	68,894	2,448,493
	Best Buy Co., Inc.	60,215	4,635,953
*	Booking Holdings, Inc.	12,324	23,855,444
	BorgWarner, Inc.	72,250	2,778,735
#*	Caesars Entertainment, Inc.	64,985	2,969,165
#*	CarMax, Inc.	48,700	4,847,598
#*	Carnival Corp.	295,996	2,681,724
*	Chipotle Mexican Grill, Inc.	8,486	13,273,971
	Darden Restaurants, Inc.	37,135	4,622,936
	Dollar General Corp.	69,319	17,220,919
*	Dollar Tree, Inc.	68,056	11,253,740
	Domino's Pizza, Inc.	10,775	4,224,985
	DR Horton, Inc.	96,588	7,536,762
	eBay, Inc.	168,272	8,183,067
#*	Etsy, Inc.	38,540	3,997,369
*	Expedia Group, Inc.	45,450	4,819,972
	Ford Motor Co.	1,198,542	17,606,582
	Garmin Ltd.	46,261	4,515,999
*	General Motors Co.	441,353	16,003,460
	Genuine Parts Co.	42,847	6,550,021

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hasbro, Inc.	39,263	$3,090,783
	Hilton Worldwide Holdings, Inc.	84,056	10,765,052
	Home Depot, Inc.	313,809	94,437,680
*	Las Vegas Sands Corp.	103,643	3,906,305
	Lennar Corp., Class A	77,644	6,599,740
	LKQ Corp.	77,264	4,237,158
	Lowe's Cos., Inc.	200,952	38,488,337
	Marriott International, Inc., Class A	83,281	13,226,688
	McDonald's Corp.	224,781	59,200,572
	MGM Resorts International	104,340	3,415,048
*	Mohawk Industries, Inc.	15,618	2,006,601
	Newell Brands, Inc.	107,459	2,171,746
	NIKE, Inc., Class B	385,748	44,330,160
#*	Norwegian Cruise Line Holdings Ltd.	126,132	1,532,504
*	NVR, Inc.	916	4,024,080
*	O'Reilly Automotive, Inc.	19,873	13,982,444
#*	Penn National Gaming, Inc.	47,155	1,629,205
	Pool Corp.	11,924	4,265,215
	PulteGroup, Inc.	69,771	3,043,411
	PVH Corp.	19,233	1,190,907
	Ralph Lauren Corp.	13,872	1,368,195
	Ross Stores, Inc.	106,310	8,638,751
#*	Royal Caribbean Cruises Ltd.	65,467	2,534,228
	Starbucks Corp.	348,218	29,521,922
	Tapestry, Inc.	76,401	2,569,366
	Target Corp.	140,220	22,909,144
*	Tesla, Inc.	254,659	227,015,765
	TJX Cos., Inc.	356,166	21,783,113
	Tractor Supply Co.	33,836	6,478,917
*	Ulta Beauty, Inc.	15,661	6,090,719
	VF Corp.	97,479	4,355,362
	Whirlpool Corp.	16,494	2,851,318
#*	Wynn Resorts Ltd.	31,860	2,022,473
	Yum! Brands, Inc.	86,521	10,602,283
TOTAL CONSUMER DISCRETIONARY			1,211,471,846
CONSUMER STAPLES — (6.6%)
	Altria Group, Inc.	551,584	24,192,474
	Archer-Daniels-Midland Co.	170,194	14,086,957
	Brown-Forman Corp., Class B	55,078	4,087,889
#	Campbell Soup Co.	61,165	3,018,493
	Church & Dwight Co., Inc.	73,863	6,497,728
	Clorox Co.	37,394	5,303,965
	Coca-Cola Co.	1,185,247	76,057,300
	Colgate-Palmolive Co.	254,286	20,022,480
	Conagra Brands, Inc.	145,362	4,972,834
	Constellation Brands, Inc., Class A	49,351	12,155,645
	Costco Wholesale Corp.	134,661	72,891,999
	Estee Lauder Cos., Inc., Class A	70,368	19,217,501
	General Mills, Inc.	183,145	13,697,415
	Hershey Co.	44,318	10,102,731
	Hormel Foods Corp.	85,827	4,234,704
	J M Smucker Co.	32,983	4,364,311
	Kellogg Co.	76,446	5,650,888
	Keurig Dr Pepper, Inc.	222,000	8,600,280
	Kimberly-Clark Corp.	102,555	13,515,723
	Kraft Heinz Co.	216,167	7,961,431
	Kroger Co.	197,858	9,188,525
	Lamb Weston Holdings, Inc.	42,732	3,404,031

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	McCormick & Co., Inc.	75,880	$6,628,118
#	Molson Coors Beverage Co., Class B	57,005	3,406,049
	Mondelez International, Inc., Class A	421,703	27,005,860
*	Monster Beverage Corp.	114,295	11,386,068
	PepsiCo, Inc.	420,074	73,496,147
	Philip Morris International, Inc.	471,314	45,788,155
	Procter & Gamble Co.	728,505	101,196,629
	Sysco Corp.	154,794	13,142,011
	Tyson Foods, Inc., Class A	88,713	7,807,631
	Walgreens Boots Alliance, Inc.	216,506	8,577,968
	Walmart, Inc.	426,754	56,352,866
TOTAL CONSUMER STAPLES			698,012,806
ENERGY — (4.3%)
	APA Corp.	100,308	3,728,448
	Baker Hughes Co.	281,679	7,236,333
	Cabot Oil & Gas Corp.	242,498	7,418,014
	Chevron Corp.	596,743	97,734,569
	ConocoPhillips	393,058	38,295,641
	Devon Energy Corp.	185,268	11,644,094
	Diamondback Energy, Inc.	50,029	6,404,713
	EOG Resources, Inc.	177,692	19,762,904
	Exxon Mobil Corp.	1,278,954	123,969,011
	Halliburton Co.	273,978	8,027,555
	Hess Corp.	83,816	9,426,786
	Kinder Morgan, Inc.	593,166	10,671,056
	Marathon Oil Corp.	211,286	5,239,893
	Marathon Petroleum Corp.	163,688	15,003,642
	Occidental Petroleum Corp.	269,642	17,728,961
	ONEOK, Inc.	135,748	8,109,586
	Phillips 66	145,436	12,943,804
	Pioneer Natural Resources Co.	68,134	16,144,351
	Schlumberger NV	427,999	15,848,803
	Valero Energy Corp.	124,183	13,755,751
	Williams Cos., Inc.	369,622	12,600,414
TOTAL ENERGY			461,694,329
FINANCIALS — (10.6%)
	Aflac, Inc.	179,716	10,297,727
	Allstate Corp.	83,005	9,709,095
	American Express Co.	185,219	28,527,430
	American International Group, Inc.	239,457	12,396,689
	Ameriprise Financial, Inc.	33,101	8,934,622
	Aon PLC, Class A	64,354	18,729,588
	Arthur J Gallagher & Co.	63,407	11,349,219
	Assurant, Inc.	15,897	2,794,375
	Bank of America Corp.	2,154,014	72,827,213
	Bank of New York Mellon Corp.	224,130	9,740,690
*	Berkshire Hathaway, Inc., Class B	549,102	165,060,061
	BlackRock, Inc.	43,319	28,988,208
	Brown & Brown, Inc.	70,943	4,618,389
	Capital One Financial Corp.	118,838	13,051,978
	Cboe Global Markets, Inc.	32,078	3,957,784
	Charles Schwab Corp.	458,039	31,627,593
	Chubb Ltd.	129,129	24,358,895
	Cincinnati Financial Corp.	44,732	4,354,213
	Citigroup, Inc.	589,896	30,615,602
	Citizens Financial Group, Inc.	146,977	5,580,717

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CME Group, Inc.	109,394	$21,821,915
	Comerica, Inc.	39,629	3,081,947
	Discover Financial Services	84,579	8,542,479
	Everest Re Group Ltd.	11,643	3,042,898
	FactSet Research Systems, Inc.	11,492	4,937,883
	Fifth Third Bancorp	208,615	7,117,944
	First Republic Bank	54,248	8,826,692
#	Franklin Resources, Inc.	84,880	2,329,956
	Globe Life, Inc.	26,818	2,701,377
	Goldman Sachs Group, Inc.	104,353	34,790,247
	Hartford Financial Services Group, Inc.	99,613	6,422,050
	Huntington Bancshares, Inc.	435,479	5,787,516
	Intercontinental Exchange, Inc.	169,925	17,330,651
	Invesco Ltd.	97,645	1,732,222
	JPMorgan Chase & Co.	891,815	102,879,778
	KeyCorp	280,643	5,135,767
	Lincoln National Corp.	48,222	2,475,717
	Loews Corp.	58,441	3,404,188
	M&T Bank Corp.	54,306	9,636,600
	MarketAxess Holdings, Inc.	11,124	3,012,157
	Marsh & McLennan Cos., Inc.	152,949	25,077,518
	MetLife, Inc.	209,066	13,223,425
	Moody's Corp.	48,670	15,099,867
	Morgan Stanley	425,261	35,849,502
	MSCI, Inc.	24,607	11,844,333
	Nasdaq, Inc.	34,949	6,322,274
	Northern Trust Corp.	62,580	6,244,232
	PNC Financial Services Group, Inc.	125,406	20,809,872
	Principal Financial Group, Inc.	70,127	4,694,301
	Progressive Corp.	177,366	20,407,732
	Prudential Financial, Inc.	113,479	11,346,765
	Raymond James Financial, Inc.	58,987	5,808,450
	Regions Financial Corp.	281,162	5,955,011
	S&P Global, Inc.	105,500	39,766,115
	Signature Bank	18,980	3,522,119
	State Street Corp.	111,270	7,904,621
*	SVB Financial Group	17,676	7,133,150
	Synchrony Financial	149,327	4,999,468
	T Rowe Price Group, Inc.	68,479	8,455,102
	Travelers Cos., Inc.	72,930	11,573,991
	Truist Financial Corp.	404,606	20,420,465
	U.S. Bancorp	411,033	19,400,758
	Wells Fargo & Co.	1,152,491	50,559,780
	Willis Towers Watson PLC	33,476	6,927,523
	WR Berkley Corp.	62,488	3,907,375
	Zions Bancorp NA	45,875	2,502,481
TOTAL FINANCIALS			1,122,286,302
HEALTH CARE — (14.2%)
	Abbott Laboratories	532,171	57,921,492
	AbbVie, Inc.	536,757	77,029,997
*	ABIOMED, Inc.	13,791	4,040,901
	Agilent Technologies, Inc.	90,898	12,189,422
*	Align Technology, Inc.	22,176	6,230,791
	AmerisourceBergen Corp.	45,571	6,650,176
	Amgen, Inc.	162,396	40,188,138
	Anthem, Inc.	73,270	34,957,117
	Baxter International, Inc.	152,465	8,943,597
	Becton Dickinson & Co.	86,582	21,152,848

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Biogen, Inc.	44,422	$9,553,395
*	Bio-Rad Laboratories, Inc., Class A	6,544	3,685,973
	Bio-Techne Corp.	11,842	4,562,486
*	Boston Scientific Corp.	433,882	17,810,856
	Bristol-Myers Squibb Co.	647,437	47,767,902
	Cardinal Health, Inc.	82,217	4,896,844
*	Catalent, Inc.	54,239	6,134,431
*	Centene Corp.	177,598	16,511,286
*	Charles River Laboratories International, Inc.	15,345	3,844,536
	Cigna Corp.	96,326	26,524,327
	Cooper Cos., Inc.	14,995	4,903,365
	CVS Health Corp.	398,714	38,148,955
	Danaher Corp.	196,747	57,345,848
*	DaVita, Inc.	17,254	1,452,097
	DENTSPLY SIRONA, Inc.	63,116	2,282,275
*	DexCom, Inc.	118,329	9,712,444
*	Edwards Lifesciences Corp.	188,959	18,997,938
	Eli Lilly & Co.	239,557	78,979,547
	Gilead Sciences, Inc.	382,261	22,840,095
	HCA Healthcare, Inc.	68,769	14,607,911
*	Henry Schein, Inc.	41,769	3,292,650
*	Hologic, Inc.	75,634	5,398,755
	Humana, Inc.	38,336	18,477,952
#*	IDEXX Laboratories, Inc.	25,432	10,151,946
*	Illumina, Inc.	47,580	10,309,634
*	Incyte Corp.	56,623	4,398,475
*	Intuitive Surgical, Inc.	108,901	25,065,743
*	IQVIA Holdings, Inc.	57,439	13,800,869
	Johnson & Johnson	798,746	139,397,152
	Laboratory Corp. of America Holdings	28,168	7,385,368
	McKesson Corp.	43,996	15,028,154
	Medtronic PLC	407,300	37,683,396
	Merck & Co., Inc.	768,288	68,638,850
*	Mettler-Toledo International, Inc.	6,889	9,298,290
*	Moderna, Inc.	104,761	17,190,232
*	Molina Healthcare, Inc.	17,661	5,787,863
	Organon & Co.	75,915	2,408,024
	PerkinElmer, Inc.	38,030	5,825,055
	Pfizer, Inc.	1,704,076	86,072,879
	Quest Diagnostics, Inc.	35,277	4,817,780
*	Regeneron Pharmaceuticals, Inc.	32,754	19,052,674
	ResMed, Inc.	44,343	10,665,378
	STERIS PLC	30,375	6,854,119
	Stryker Corp.	102,137	21,933,921
#	Teleflex, Inc.	14,141	3,400,345
	Thermo Fisher Scientific, Inc.	118,956	71,184,460
	UnitedHealth Group, Inc.	284,750	154,431,315
	Universal Health Services, Inc., Class B	19,525	2,195,977
*	Vertex Pharmaceuticals, Inc.	77,587	21,756,171
	Viatris, Inc.	368,206	3,567,916
*	Waters Corp.	18,053	6,571,834
	West Pharmaceutical Services, Inc.	22,512	7,734,223
	Zimmer Biomet Holdings, Inc.	63,590	7,019,700
	Zoetis, Inc.	143,288	26,157,224
TOTAL HEALTH CARE			1,512,821,314
INDUSTRIALS — (7.8%)
	3M Co.	172,700	24,737,548
*	Alaska Air Group, Inc.	36,476	1,616,981

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Allegion PLC	26,273	$2,777,056
#*	American Airlines Group, Inc.	195,788	2,684,253
	AMETEK, Inc.	69,589	8,594,241
	AO Smith Corp.	38,239	2,419,382
*	Boeing Co.	169,487	27,000,974
	Carrier Global Corp.	256,044	10,377,463
	Caterpillar, Inc.	161,992	32,114,914
	CH Robinson Worldwide, Inc.	38,165	4,224,866
	Cintas Corp.	26,238	11,164,007
*	Copart, Inc.	64,824	8,303,954
	CSX Corp.	659,187	21,311,516
	Cummins, Inc.	42,755	9,462,109
	Deere & Co.	84,856	29,120,882
*	Delta Air Lines, Inc.	194,905	6,197,979
	Dover Corp.	43,832	5,859,462
	Eaton Corp. PLC	120,812	17,927,293
	Emerson Electric Co.	179,902	16,203,773
	Equifax, Inc.	37,069	7,744,085
	Expeditors International of Washington, Inc.	50,666	5,383,262
	Fastenal Co.	174,845	8,980,039
	FedEx Corp.	72,240	16,838,422
	Fortive Corp.	107,371	6,920,061
	Fortune Brands Home & Security, Inc.	39,269	2,736,264
*	Generac Holdings, Inc.	19,206	5,152,970
	General Dynamics Corp.	70,195	15,911,101
	General Electric Co.	333,895	24,678,179
	Honeywell International, Inc.	206,893	39,818,627
	Howmet Aerospace, Inc.	111,496	4,139,846
	Huntington Ingalls Industries, Inc.	11,924	2,585,600
	IDEX Corp.	22,587	4,715,036
	Illinois Tool Works, Inc.	85,818	17,829,548
	Ingersoll Rand, Inc.	123,315	6,141,087
	Jacobs Engineering Group, Inc.	38,953	5,348,247
	JB Hunt Transport Services, Inc.	24,957	4,573,869
	Johnson Controls International PLC	210,527	11,349,511
	L3Harris Technologies, Inc.	58,359	14,004,409
	Leidos Holdings, Inc.	41,496	4,440,072
	Lockheed Martin Corp.	71,920	29,761,215
	Masco Corp.	70,091	3,881,640
	Nielsen Holdings PLC	106,072	2,540,424
	Nordson Corp.	16,379	3,783,385
	Norfolk Southern Corp.	72,517	18,214,095
	Northrop Grumman Corp.	44,398	21,262,202
	Old Dominion Freight Line, Inc.	27,851	8,453,057
	Otis Worldwide Corp.	128,729	10,062,746
	PACCAR, Inc.	105,848	9,687,209
	Parker-Hannifin Corp.	38,982	11,269,306
	Pentair PLC	50,241	2,456,282
	Quanta Services, Inc.	43,449	6,027,680
	Raytheon Technologies Corp.	452,228	42,152,172
	Republic Services, Inc.	63,200	8,763,312
	Robert Half International, Inc.	33,030	2,613,994
	Rockwell Automation, Inc.	34,992	8,932,758
	Rollins, Inc.	68,402	2,638,265
	Snap-on, Inc.	15,731	3,524,531
*	Southwest Airlines Co.	180,120	6,866,174
	Stanley Black & Decker, Inc.	45,065	4,386,176
	Textron, Inc.	65,179	4,278,350
	Trane Technologies PLC	70,710	10,393,663

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	TransDigm Group, Inc.	15,749	$9,801,233
	Union Pacific Corp.	190,933	43,399,071
*	United Airlines Holdings, Inc.	98,534	3,621,125
	United Parcel Service, Inc., Class B	223,286	43,516,209
*	United Rentals, Inc.	21,608	6,972,253
	Verisk Analytics, Inc.	47,538	9,044,104
	Waste Management, Inc.	116,018	19,091,922
	Westinghouse Air Brake Technologies Corp.	55,281	5,167,115
	WW Grainger, Inc.	12,901	7,012,081
	Xylem, Inc.	53,574	4,930,415
TOTAL INDUSTRIALS			825,893,052
INFORMATION TECHNOLOGY — (27.7%)
	Accenture PLC, Class A	192,548	58,969,751
*	Adobe, Inc.	143,625	58,903,485
*	Advanced Micro Devices, Inc.	492,697	46,545,086
*	Akamai Technologies, Inc.	48,397	4,656,759
	Amphenol Corp., Class A	180,810	13,945,875
	Analog Devices, Inc.	158,889	27,322,552
*	ANSYS, Inc.	26,255	7,324,882
	Apple, Inc.	4,663,682	757,894,962
	Applied Materials, Inc.	268,639	28,470,361
*	Arista Networks, Inc.	68,189	7,952,883
*	Autodesk, Inc.	66,031	14,283,826
	Automatic Data Processing, Inc.	127,141	30,656,238
	Broadcom, Inc.	124,070	66,437,004
	Broadridge Financial Solutions, Inc.	35,422	5,687,002
*	Cadence Design Systems, Inc.	83,705	15,575,826
	CDW Corp.	40,691	7,386,637
#*	Ceridian HCM Holding, Inc.	39,852	2,182,694
	Cisco Systems, Inc.	1,262,741	57,290,559
	Citrix Systems, Inc.	37,310	3,783,607
	Cognizant Technology Solutions Corp., Class A	157,439	10,699,554
	Corning, Inc.	228,573	8,402,344
*	DXC Technology Co.	73,305	2,316,438
*	Enphase Energy, Inc.	40,609	11,540,266
*	EPAM Systems, Inc.	17,273	6,032,595
*	F5, Inc.	18,330	3,067,709
	Fidelity National Information Services, Inc.	185,355	18,935,867
*	Fiserv, Inc.	176,193	18,620,076
*	FleetCor Technologies, Inc.	23,092	5,082,318
*	Fortinet, Inc.	201,275	12,006,054
*	Gartner, Inc.	24,339	6,461,518
	Global Payments, Inc.	85,265	10,429,615
#	Hewlett Packard Enterprise Co.	391,340	5,572,682
	HP, Inc.	318,045	10,619,523
	Intel Corp.	1,243,260	45,142,771
	International Business Machines Corp.	273,345	35,750,793
	Intuit, Inc.	86,034	39,246,130
	Jack Henry & Associates, Inc.	22,033	4,577,796
	Juniper Networks, Inc.	95,529	2,677,678
*	Keysight Technologies, Inc.	54,737	8,900,236
	KLA Corp.	45,381	17,405,429
	Lam Research Corp.	42,176	21,109,510
	Mastercard, Inc., Class A	260,813	92,273,031
	Microchip Technology, Inc.	168,155	11,579,153
	Micron Technology, Inc.	340,220	21,046,009
	Microsoft Corp.	2,268,553	636,873,569
	Monolithic Power Systems, Inc.	13,147	6,109,674

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Motorola Solutions, Inc.	50,660	$12,086,969
	NetApp, Inc.	67,025	4,780,893
	NortonLifeLock, Inc.	176,987	4,341,491
	NVIDIA Corp.	760,123	138,061,141
	NXP Semiconductors NV	79,352	14,591,246
*	ON Semiconductor Corp.	130,462	8,712,252
	Oracle Corp.	478,587	37,253,212
	Paychex, Inc.	97,601	12,520,256
*	Paycom Software, Inc.	14,637	4,837,382
*	PayPal Holdings, Inc.	352,465	30,498,796
*	PTC, Inc.	31,233	3,853,528
*	Qorvo, Inc.	32,100	3,340,647
	QUALCOMM, Inc.	340,532	49,397,572
	Roper Technologies, Inc.	32,138	14,033,700
*	Salesforce, Inc.	302,044	55,582,137
#	Seagate Technology Holdings PLC	58,838	4,705,863
*	ServiceNow, Inc.	60,862	27,184,621
	Skyworks Solutions, Inc.	48,487	5,279,265
*	SolarEdge Technologies, Inc.	16,499	5,941,785
*	Synopsys, Inc.	46,487	17,083,973
	TE Connectivity Ltd.	97,687	13,063,683
*	Teledyne Technologies, Inc.	14,191	5,554,357
	Teradyne, Inc.	48,448	4,887,919
	Texas Instruments, Inc.	279,924	50,075,604
*	Trimble, Inc.	74,907	5,200,793
*	Tyler Technologies, Inc.	12,467	4,974,333
*	VeriSign, Inc.	28,571	5,404,490
#	Visa, Inc., Class A	499,683	105,987,761
*	Western Digital Corp.	93,096	4,571,014
*	Zebra Technologies Corp., Class A	15,683	5,609,652
TOTAL INFORMATION TECHNOLOGY			2,947,164,662
MATERIALS — (2.5%)
	Air Products & Chemicals, Inc.	67,508	16,757,511
	Albemarle Corp.	35,595	8,696,215
	Amcor PLC	453,233	5,869,367
	Avery Dennison Corp.	24,583	4,682,078
	Ball Corp.	96,786	7,106,028
	Celanese Corp.	32,254	3,790,168
	CF Industries Holdings, Inc.	62,415	5,960,008
	Corteva, Inc.	219,397	12,626,297
	Dow, Inc.	221,677	11,795,433
	DuPont de Nemours, Inc.	153,406	9,393,049
	Eastman Chemical Co.	39,029	3,744,052
	Ecolab, Inc.	75,203	12,421,280
	FMC Corp.	38,275	4,252,353
	Freeport-McMoRan, Inc.	438,371	13,830,605
	International Flavors & Fragrances, Inc.	77,093	9,563,387
	International Paper Co.	110,595	4,730,148
	Linde PLC	153,029	46,214,758
	LyondellBasell Industries NV, Class A	78,286	6,976,848
	Martin Marietta Materials, Inc.	18,655	6,568,052
	Mosaic Co.	108,242	5,700,024
	Newmont Corp.	241,684	10,943,452
	Nucor Corp.	80,142	10,883,284
	Packaging Corp. of America	28,216	3,967,452
	PPG Industries, Inc.	71,477	9,241,261
	Sealed Air Corp.	42,790	2,615,325
	Sherwin-Williams Co.	72,703	17,589,764

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Vulcan Materials Co.	40,383	$6,676,521
	WestRock Co.	76,784	3,252,570
TOTAL MATERIALS			265,847,290
REAL ESTATE — (2.9%)
	Alexandria Real Estate Equities, Inc.	44,573	7,389,312
	American Tower Corp.	141,231	38,249,592
	AvalonBay Communities, Inc.	42,079	9,002,381
	Boston Properties, Inc.	43,241	3,941,850
	Camden Property Trust	31,716	4,475,128
*	CBRE Group, Inc., Class A	98,255	8,412,593
	Crown Castle International Corp.	131,611	23,776,843
	Digital Realty Trust, Inc.	86,034	11,395,203
	Duke Realty Corp.	115,359	7,216,859
	Equinix, Inc.	27,586	19,413,372
	Equity Residential	103,704	8,129,356
	Essex Property Trust, Inc.	19,788	5,669,856
	Extra Space Storage, Inc.	40,736	7,720,287
	Federal Realty Investment Trust	21,702	2,291,948
	Healthpeak Properties, Inc.	164,105	4,534,221
	Host Hotels & Resorts, Inc.	216,555	3,856,844
	Iron Mountain, Inc.	87,831	4,258,925
	Kimco Realty Corp.	186,803	4,130,214
	Mid-America Apartment Communities, Inc.	34,931	6,487,735
	Prologis, Inc.	224,823	29,802,537
	Public Storage	46,482	15,172,190
	Realty Income Corp.	181,899	13,458,707
	Regency Centers Corp.	46,646	3,005,402
	SBA Communications Corp.	32,762	11,001,152
	Simon Property Group, Inc.	99,415	10,800,446
	UDR, Inc.	90,482	4,379,329
	Ventas, Inc.	119,845	6,445,264
#	VICI Properties, Inc.	290,134	9,919,681
	Vornado Realty Trust	47,507	1,443,738
	Welltower, Inc.	137,148	11,841,358
	Weyerhaeuser Co.	225,883	8,204,070
TOTAL REAL ESTATE			305,826,393
UTILITIES — (3.0%)
	AES Corp.	202,894	4,508,305
	Alliant Energy Corp.	76,199	4,642,805
	Ameren Corp.	78,296	7,290,924
	American Electric Power Co., Inc.	155,457	15,321,842
	American Water Works Co., Inc.	55,240	8,586,506
	Atmos Energy Corp.	41,464	5,033,315
	CenterPoint Energy, Inc.	188,476	5,972,804
	CMS Energy Corp.	88,194	6,061,574
	Consolidated Edison, Inc.	107,558	10,677,283
	Constellation Energy Corp.	99,280	6,562,408
	Dominion Energy, Inc.	246,228	20,185,771
	DTE Energy Co.	58,959	7,682,358
	Duke Energy Corp.	234,048	25,728,897
	Edison International	115,573	7,832,382
	Entergy Corp.	61,204	7,046,417
	Evergy, Inc.	69,309	4,731,032
	Eversource Energy	104,581	9,226,136
	Exelon Corp.	297,799	13,844,675
	FirstEnergy Corp.	172,649	7,095,874

U.S. Large Company Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
NextEra Energy, Inc.	597,401	$50,474,410
NiSource, Inc.	120,275	3,656,360
NRG Energy, Inc.	71,817	2,711,092
# Pinnacle West Capital Corp.	33,405	2,454,265
PPL Corp.	220,576	6,414,350
Public Service Enterprise Group, Inc.	150,555	9,886,947
Sempra Energy	95,121	15,771,062
Southern Co.	322,396	24,789,028
WEC Energy Group, Inc.	95,921	9,957,559
Xcel Energy, Inc.	164,562	12,042,647
TOTAL UTILITIES		316,189,028
TOTAL COMMON STOCKS Cost ($2,989,593,350)		10,556,006,177

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	27,652,423	27,652,423
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	2,999,761	34,698,233
TOTAL INVESTMENTS — (100.0%)
(Cost $3,051,936,363)^^			$10,618,356,833
As of July 31, 2022, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	174	09/16/22	$34,825,028	$35,961,450	$1,136,422
Total Futures Contracts			$34,825,028	$35,961,450	$1,136,422
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$888,799,155	—	—	$888,799,155
Consumer Discretionary	1,211,471,846	—	—	1,211,471,846
Consumer Staples	698,012,806	—	—	698,012,806
Energy	461,694,329	—	—	461,694,329
Financials	1,122,286,302	—	—	1,122,286,302
Health Care	1,512,821,314	—	—	1,512,821,314
Industrials	825,893,052	—	—	825,893,052
Information Technology	2,947,164,662	—	—	2,947,164,662
Materials	265,847,290	—	—	265,847,290
Real Estate	305,826,393	—	—	305,826,393
Utilities	316,189,028	—	—	316,189,028
Temporary Cash Investments	27,652,423	—	—	27,652,423

U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$34,698,233	—	$34,698,233
Futures Contracts**	$1,136,422	—	—	1,136,422
TOTAL	$10,584,795,022	$34,698,233	—	$10,619,493,255
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$3,572,163,724
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,572,163,724
Summary of the Portfolio's Master Fund's investments as of July 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,035,387,871
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$8,035,387,871
Summary of the Portfolio's Master Fund's investments as of July 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$2,758,467,781
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$2,758,467,781
Summary of the Portfolio's Master Fund's investments as of July 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$58,840,927
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$58,840,927
Summary of the Portfolio's Master Fund's investments as of July 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Face Amount	Value†
		(000)
BONDS — (47.3%)
	Alberta, Province of Canada
	2.950%, 01/23/24	250	$249,573
	Amazon.com, Inc.
	2.730%, 04/13/24	1,000	997,428
	0.450%, 05/12/24	927	888,019
	Apple, Inc.
	2.850%, 05/11/24	2,000	1,991,451
	Asian Development Bank
#	1.625%, 03/15/24	3,850	3,765,762
	BNG Bank NV
Ω	2.625%, 02/27/24	398	395,234
	Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24	3,025	3,037,549
	0.375%, 05/27/24	1,050	998,617
	Cooperatieve Rabobank UA
#	1.375%, 01/10/25	2,230	2,115,210
	CPPIB Capital, Inc.
Ω	3.000%, 06/13/24	1,500	1,494,660
	Equinor ASA
	2.650%, 01/15/24	2,812	2,789,976
	Erste Abwicklungsanstalt
	0.250%, 03/01/24	2,000	1,914,240
	European Investment Bank
	3.125%, 12/14/23	750	750,488
	3.250%, 01/29/24	200	200,748
	2.625%, 03/15/24	1,000	994,014
	Export Development Canada
	2.625%, 02/21/24	1,925	1,912,145
	FMS Wertmanagement
	2.750%, 01/30/24	750	747,313
	0.375%, 05/06/24	1,000	954,144
	Inter-American Development Bank
	0.250%, 11/15/23	300	290,388
	3.000%, 02/21/24	574	573,736
	International Bank for Reconstruction & Development
	2.500%, 03/19/24	1,262	1,250,721
	2.250%, 03/28/24	2,533	2,502,526
	Kommunalbanken AS
	2.750%, 02/05/24	2,932	2,918,150
	Kommunekredit
	1.000%, 12/15/23	2,590	2,519,780
	Kommuninvest I Sverige AB
	0.375%, 02/16/24	2,750	2,638,965
Ω	1.375%, 05/08/24	1,000	970,250
	1.375%, 05/08/24	500	485,075
	Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24	1,900	1,818,490
	1.625%, 05/10/24	500	488,039
		Face Amount	Value†
		(000)
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	1,838	$1,762,330
	2.000%, 07/23/24	900	882,367
Manitoba, Province of Canada
	2.600%, 04/16/24	750	743,595
National Australia Bank Ltd.
#Ω	1.388%, 01/12/25	2,760	2,625,194
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24	300	284,386
Ontario, Province of Canada
	3.050%, 01/29/24	4,000	3,990,862
Province of Alberta Canada
	3.350%, 11/01/23	2,447	2,456,959
Roche Holdings, Inc.
Ω	1.882%, 03/08/24	1,000	979,237
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24	261	244,042
Svensk Exportkredit AB
	1.750%, 12/12/23	1,500	1,473,170
	0.375%, 03/11/24	1,000	959,703
	0.375%, 07/30/24	1,000	948,867
Svenska Handelsbanken AB
#	3.900%, 11/20/23	2,900	2,916,368
Ω	0.550%, 06/11/24	500	472,315
Swedbank AB
Ω	0.600%, 09/25/23	1,322	1,277,557
Westpac Banking Corp.
#	3.300%, 02/26/24	2,500	2,501,919
	1.019%, 11/18/24	1,800	1,707,569
TOTAL BONDS			68,879,131
U.S. TREASURY OBLIGATIONS — (48.4%)
U.S. Treasury Notes
	0.125%, 07/31/23	13,750	13,365,430
	0.125%, 10/15/23	8,650	8,362,455
	0.375%, 10/31/23	11,900	11,527,195
	1.625%, 10/31/23	300	295,149
	0.250%, 11/15/23	7,250	7,005,313
	0.500%, 11/30/23	13,100	12,679,879
	0.125%, 12/15/23	3,600	3,462,750
	0.750%, 12/31/23	10,600	10,277,031

DFA Two-Year Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

0.125%, 01/15/24	3,750	$3,599,414
TOTAL U.S. TREASURY OBLIGATIONS		70,574,616
TOTAL INVESTMENT SECURITIES (Cost $141,664,201)		139,453,747

Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 1.880%	319,441	319,441
		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§	The DFA Short Term Investment Fund	510,395	$5,903,734
TOTAL INVESTMENTS — (100.0%)
(Cost $147,886,708)^^			$145,676,922

Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$68,879,131	—	$68,879,131
U.S. Treasury Obligations	—	70,574,616	—	70,574,616
Temporary Cash Investments	$319,441	—	—	319,441
Securities Lending Collateral	—	5,903,734	—	5,903,734
TOTAL	$319,441	$145,357,481	—	$145,676,922

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.7%)
U.S. Treasury Notes
0.125%, 07/15/23	675	$656,859
0.125%, 07/31/23	16,350	15,892,711
0.250%, 09/30/23	16,250	15,747,900
0.125%, 10/15/23	16,600	16,048,180
0.375%, 10/31/23	16,500	15,983,086
0.250%, 11/15/23	16,600	16,039,750
0.500%, 11/30/23	7,400	7,162,680
2.125%, 11/30/23	8,425	8,335,155
0.125%, 12/15/23	16,450	15,822,844
0.750%, 12/31/23	16,075	15,585,215
2.625%, 12/31/23	1,150	1,145,014
0.125%, 01/15/24	17,750	17,037,227
0.875%, 01/31/24	17,700	17,157,937
TOTAL U.S. TREASURY OBLIGATIONS Cost ($165,167,120)		162,614,558

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 1.880%	479,009	479,009
TOTAL INVESTMENTS — (100.0%)
(Cost $165,646,129)^^		$163,093,567
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$162,614,558	—	$162,614,558
Temporary Cash Investments	$479,009	—	—	479,009
TOTAL	$479,009	$162,614,558	—	$163,093,567

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	138,567,406	$4,037,854,221
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	115,633,484	1,581,866,056
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	41,997,070	1,348,105,966
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	30,843,093	651,714,548
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,616,804	163,877,375
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	12,294,735	50,285,466
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,153,339,877)^^		$7,833,703,632
Summary of the Global Fund's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$7,833,703,632	—	—	$7,833,703,632
TOTAL	$7,833,703,632	—	—	$7,833,703,632

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	41,556,724	$1,210,962,926
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	62,119,401	564,044,159
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	34,921,969	477,732,533
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	12,657,493	406,305,535
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	36,317,396	377,700,918
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	20,562,205	193,901,589
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	9,113,637	192,571,154
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	18,716,993	189,977,477
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	8,115,188	99,248,743
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	10,800,759	98,178,899
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,096,974	49,703,914
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,943,741	16,129,902
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,753,172,023)		$3,876,457,749

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.880% (Cost $371,667)	371,667	371,667
TOTAL INVESTMENTS — (100.0%) (Cost $2,753,543,690)^^		$3,876,829,416
Summary of the Global Fund's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,876,457,749	—	—	$3,876,457,749
Temporary Cash Investments	371,667	—	—	371,667
TOTAL	$3,876,829,416	—	—	$3,876,829,416

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	25,190,192	$261,977,999
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	27,026,996	261,080,781
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	3,960,862	115,419,511
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	8,017,955	98,059,593
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	3,333,273	45,599,175
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,208,764	38,801,337
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	3,927,202	35,698,268
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	887,037	18,743,094
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	101,192	4,584,990
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	372,497	1,523,513
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $768,076,435)		$881,488,261

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 1.880% (Cost $655,545)	655,545	655,545
TOTAL INVESTMENTS — (100.0%) (Cost $768,731,980)^^		$882,143,806
Summary of the Global Fund's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$881,488,261	—	—	$881,488,261
Temporary Cash Investments	655,545	—	—	655,545
TOTAL	$882,143,806	—	—	$882,143,806

ORGANIZATION
Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2022, the Fund consisted of ten portfolios (the "Portfolios"), of which three are "Stand-alone Funds", four are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
1.    FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects a Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2022, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$3,100,083
U.S. Large Cap Value Portfolio III	1,917,101
DFA International Value Portfolio	8,146,655
DFA International Value Portfolio III	2,490,488
Emerging Markets Portfolio II	13,622
DFA Two-Year Fixed Income Portfolio	147,887
DFA Two-Year Government Portfolio	165,646
Global Equity Portfolio	4,319,279
Global Allocation 60/40 Portfolio	2,793,243
Global Allocation 25/75 Portfolio	778,973
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.